Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)		$ 548,000	$ 2,332,000	$ 12,707,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income from cash and investments held in Trust Account	(261,000)	(2,180,000)	(3,419,000)	(2,942,000)
Change in fair value of warrant liability		1,435,000		(10,455,000)
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	(8,000)	4,000	102,000	242,000
Increase (decrease) in accounts payable	29,000	(69,000)	(52,000)	33,000
Increase in accrued liabilities and other	45,000	17,000	57,000	(60,000)
Net cash used in operating activities	(195,000)	(245,000)	(980,000)	(475,000)
Cash flows from investing activities:
Cash withdrawn from Trust Account			187,475,000
Net cash provided by investing activities			187,475,000
Cash flows from financing activities:
Redemption of 17,910,004 Class A ordinary shares			(187,475,000)
Payment of deferred offering costs				(107,000)
Cash received from notes payable to related party	275,000		250,000
Net cash provided by financing activities	275,000		(187,225,000)	(107,000)
Net change in cash	80,000	(245,000)	(730,000)	(582,000)
Cash and cash equivalents at beginning of period	14,000	744,000	744,000	1,326,000
Cash and cash equivalents at end of period	94,000	499,000	14,000	744,000
Supplemental disclosure of non-cash financing activities:
Reduction in deferred underwriting compensation				(3,325,000)
Remeasurement of carrying value to redemption value of Class A ordinary shares subject to redemption	$ 261,000	$ 2,180,000	$ 3,419,000	$ 2,942,000